BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
November 30, 2020
Security
Shares
Shares Value
Common Stocks — 0.1%
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(a)(b)
.............. 42,521 $ 340,168
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
........... 541,445 601,004
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)(c)
....... 3,981 154,594
Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.
(a)(b)
.......... 71,823 72
Machinery — 0.0%
Ameriforge Group, Inc.
(a)
............... 5,385 43,080
Marine — 0.0%
Projector SA
(a)(b)
..................... 42,521 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)(c)
.... 480,539 725,614
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. ............. 7,912 172,640
Professional Services — 0.1%
NMG, Inc. ......................... 16,173 905,688
Software — 0.0%
Avaya Holdings Corp.
(a)
................ 277 5,155
Total Common Stocks — 0.1%
(Cost: $14,725,187) ............................... 2,948,015
Par (000)
Par (000)
Corporate Bonds — 2.0%
Airlines — 0.8%
American Airlines, Inc., 11.75%, 07/15/25
(d)
.. USD 8,332 9,215,192
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ...... 7,641 8,132,921
17,348,113
Building Products — 0.3%
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(d)
.. 5,903 6,124,362
Chemicals — 0.0%
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
.... 168 186,900
Distributors — 0.1%
Wolverine Escrow LLC, 9.00%, 11/15/26
(d)
... 2,725 2,289,000
Diversified Telecommunication Services — 0.1%
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(d)
2,000 1,989,780
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC
(a)
(b)(e)
:
11.50%
,
10/01/20 ................. 5,909 —
(LIBOR USD 3 Month + 0.00%), 5.10%
,
12/31/49
(f)
.................... 8,430 —
—
Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp.
(b)(d)
:
(LIBOR USD 3 Month + 9.50%), 11.00%
,
05/15/25
(f)
.................... 1,627 1,293,462
5.00%
, (5.00% Cash or 5.00% PIK),
11/15/25
(g)(h)
................... 1,139 612,854
1,906,316
Security
Par (000)
Par (000) Value
Machinery — 0.2%
Husky III Holding Ltd., 0.00%, (13.00% Cash or
13.75% PIK), 02/15/25
(d)(h)
........... USD 3,700 $ 3,977,500
Media — 0.1%
Liberty Broadband Corp., 2.75%, 09/30/50
(d)(g)
2,547 2,723,575
Software — 0.2%
(d)
Castle US Holding Corp., 9.50%, 02/15/28 .. 2,466 2,342,700
Solera LLC, 10.50%, 03/01/24 .......... 1,627 1,692,081
4,034,781
Specialty Retail — 0.1%
eG Global Finance plc, 8.50%, 10/30/25
(d)
... 838 903,404
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 0.00%, 11/01/23
(d)(f)
... 931 886,390
Total Corporate Bonds — 2.0%
(Cost: $40,836,557) ............................... 42,370,121
Floating Rate Loan Interests — 96.3%
Aerospace & Defense — 1.6%
(f)
Bleriot US Bidco , Inc., Delayed Draw Term
Loan, (LIBOR USD 3 Month + 4.75%),
4.97%
,
 10/31/26 .................. 367 364,469
Bleriot US Bidco , Inc., Term Loan, (LIBOR USD
3 Month + 4.75%), 4.97%
,
 10/30/26 ..... 2,350 2,332,601
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 .................. 10,801 10,058,886
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 .................. 5,807 5,408,003
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 4,205 4,068,296
TransDigm , Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 12/09/25 ...... 12,311 11,919,979
34,152,234
Airlines — 1.1%
(f)
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 01/29/27 . 1,014 851,513
American Airlines, Inc., Term Loan B:
 04/28/23
( i )
...................... 4,647 4,102,713
(LIBOR USD 1 Month + 2.00%),
2.14%, 12/15/23 ................ 7,076 6,253,010
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 2,602 2,642,733
Kestrel Bidco , Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 9,712 9,096,227
22,946,196
Auto Components — 1.3%
(f)
Clarios Global LP, 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.65%, 04/30/26 ................ 18,253 18,037,354
(EURIBOR 1 Month + 3.75%),
3.75%, 04/30/26 ................ EUR 1,934 2,295,817
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.15%
,
 02/05/26 .................. USD 9,179 8,918,191
29,251,362
Automobiles — 0.4%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%
,
 01/01/38
(b)(f)
..... 8,704 8,617,071

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2020
Security
Par (000)
Par (000) Value
Building Products — 1.1%
(f)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 .................. USD 641 $ 640,199
CP Atlas Buyer, Inc., Term Loan B1, 11/23/27
( i )
2,915 2,908,674
CP Atlas Buyer, Inc., Term Loan B2, 11/23/27
( i )
968 965,899
CPG International LLC, Term Loan, 05/05/24
( i )
5,803 5,788,026
LSF10 XL Bidco SCA, Facility Term Loan
B3, (EURIBOR 3 Month + 4.00%),
4.00%
,
 10/12/26 .................. EUR 2,000 2,360,197
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/19/23 ...... USD 10,765 10,653,682
23,316,677
Capital Markets — 2.4%
(f)
FinCo I LLC, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 2.65%
,
 06/27/25 ........... 2,238 2,212,527
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.39%
,
 04/12/24 ..... 2,282 2,247,794
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.19%
,
 06/03/26 ..... 4,283 4,198,684
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 09/24/27 .................. 2,750 2,736,250
Potters Borrower LP, Term Loan B, 11/19/27
(b)( i )
2,280 2,268,600
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.22%
,
 05/29/26 ............ 9,291 6,314,488
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/09/27 . 33,186 32,573,804
52,552,147
Chemicals — 3.5%
(f)
Allnex (Luxembourg) & Cy SCA, Term
Loan B1, (EURIBOR 3 Month + 3.25%),
3.25%
,
 09/13/23 .................. EUR 1,944 2,296,949
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 01/31/24 ...... USD 9,769 9,691,439
Aruba Investments, Inc., Term Loan, 11/24/27
( i )
2,620 2,605,276
Ascend Performance Materials LLC, Term
Loan, (LIBOR USD 3 Month + 5.25%),
6.25%
,
 08/27/26 .................. 10,601 10,594,175
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.97%
,
 06/01/24 ............ 5,594 5,492,381
Chemours Co. (The), Term Loan B2, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/03/25 . 2,867 2,797,708
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 212 203,437
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.15%
,
 06/30/27 ..... 7,846 7,825,949
Invictus US LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%), 3.15% -
3.15%
,
 03/28/25 .................. 1,163 1,125,860
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.90%
,
 03/30/26 . 1,945 1,813,713
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 11/07/24
(b)
................. 5,682 5,625,306
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%
,
 01/01/38 .................. 6,453 6,354,004
Security
Par (000)
Par (000) Value
Chemicals (continued)
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.40%
,
 05/15/24 ............ USD 4,650 $ 4,503,056
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.14%
,
 10/01/25 ..... 1,054 1,032,177
OXEA Holding Vier GmbH, Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 10/14/24 .................. 6,493 6,205,638
Road Infrastructure Investment Holdings, Inc.,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 4.50%
,
 06/13/23
(b)
........... 7,201 7,128,594
75,295,662
Commercial Services & Supplies — 4.1%
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%
,
 07/10/26
(f)
................. 7,360 7,308,949
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 2.64%
,
 09/07/27
(f)
. 5,886 5,891,239
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24
(f)
................. 15,581 14,926,977
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.15% - 3.21%
,
 09/06/24
(f)
7,993 7,814,704
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 05/09/25
(f)
.... 2,263 2,214,518
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 05/30/25
(f)
. 1,369 1,365,331
Harland Clarke Holdings Corp., Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.75%
,
 11/03/23
(f)
................. 1,883 1,618,400
Intrado Corp., Term Loan B, (LIBOR USD 3
Month + 4.00%), 5.00%
,
 10/10/24
(f)
...... 3,893 3,698,182
Intrado Corp., Term Loan B1, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/10/24
(f)
...... 1,603 1,514,673
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%
,
 09/19/26
(f)
................. 3,518 3,430,437
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
3.25%), 4.25%
,
 09/23/26
(f)
............ 4,743 4,713,618
Psav Intermediate Corp., 01/01/28
( i )(j)
....... 3,923 3,810,335
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26
(f)
. 21,532 21,151,006
Trugreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27
(b)(f)
................ 9,256 9,210,106
88,668,475
Construction & Engineering — 0.7%
(f)
American Residential Services LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 10/15/27 .................. 3,220 3,185,804
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.15% - 5.25%
,
 07/24/26 ....... 1,695 1,687,321
Ply Gem Midco , Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.88%
,
 04/12/25 ..... 1,945 1,925,748
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 05/23/25 ..... 8,921 8,720,569
15,519,442

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2020
Security
Par (000)
Par (000) Value
Construction Materials — 1.0%
(f)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.15%
,
 01/15/27 ............ USD 9,611 $ 9,412,798
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ...... 7,767 7,643,963
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 4,457 4,434,017
21,490,778
Containers & Packaging — 2.7%
(f)
Berry Global, Inc., Term Loan W, (LIBOR USD 1
Month + 2.00%), 2.13%
,
 10/01/22 ...... 8,567 8,531,327
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.48%
,
 04/03/24 ...... 11,352 10,793,693
Charter NEX Films, Inc., 1st Lien Term Loan,
12/01/27
( i )
....................... 2,944 2,936,812
Charter NEX US, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 05/16/24 ................ 2,048 2,040,800
(LIBOR USD 1 Month + 2.75%),
3.75%, 05/16/24 ................ 6,986 6,962,422
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 12/29/23 . 9,012 8,883,904
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.90%
,
 02/05/23 . 8,420 8,307,182
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 02/05/26 . 5,425 5,331,744
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 07/31/26 . 1,278 1,259,986
Tosca Services LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%
,
 08/18/27 .................. 2,861 2,862,202
57,910,072
Distributors — 0.1%
Pai Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 6 Month + 4.00%), 5.00%
,
 10/28/27
(f)
. 2,307 2,304,116
Diversified Consumer Services — 2.5%
(f)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.65%
,
 04/04/24 ...... 10,699 10,475,756
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 01/29/27 ............ 2,115 2,069,763
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 5,147 5,037,641
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 8,310 8,555,560
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 8,587 8,295,483
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 2 Month + 5.50%), 5.65% -
5.73%
,
 08/04/25 .................. 5,382 4,538,612
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%
,
 01/15/27 ...... 9,603 9,558,851
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 05/06/24 . 4,970 4,891,044
Verisure Holding AB, Facility Term Loan
B1, (EURIBOR 3 Month + 2.75%),
2.75%
,
 10/21/22 .................. EUR 1,254 1,488,095
54,910,805
Security
Par (000)
Par (000) Value
Diversified Financial Services — 5.3%
(f)
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.15%
,
 07/31/26 .................. USD 3,596 $ 3,462,163
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 08/05/27
(b)
2,986 2,978,535
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.46%
,
 10/30/26
(b)
..... 5,190 5,060,038
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.40%
,
 11/18/24 .................. 2,428 2,426,841
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%
,
 12/11/26 ..... 22,201 22,140,829
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, 04/09/27
( i )
.................. 21,063 20,977,128
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 07/11/25 .................. 8,145 7,586,346
Lealand Finance Co. BV, Term Loan, 06/28/24
(b)
( i )
............................. 178 142,336
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.15%
,
 06/30/25 . 1,234 814,378
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 11/02/27 .. 2,587 2,588,835
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 9,298 9,197,303
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.50%), 2.65% -
2.71%
,
 01/23/25 .................. 6,934 6,321,253
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.47%
,
 07/30/25 .................. 1,358 1,288,729
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 8.00%),
9.00%
,
 02/28/25 .................. 5,093 4,914,148
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 12/20/24 . 5,086 4,951,319
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/28/27 ...... 10,767 10,619,334
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 4,375 4,333,612
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.64%
,
 04/30/28 .................. 6,239 6,100,557
115,903,684
Diversified Telecommunication Services — 2.7%
(f)
Altice Financing SA, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.89%, 07/15/25 ................ 4,259 4,092,536
(LIBOR USD 1 Month + 2.75%),
2.90%, 01/31/26 ................ 5,686 5,471,101
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.24%
,
 08/14/26 ..... 8,501 8,379,541
Cablevision Lightpath LLC, Term Loan,
09/29/27
( i )
....................... 1,976 1,963,650
Consolidated Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/02/27 .................. 4,203 4,199,344
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 2.75%),
2.75%
,
 05/15/26 .................. EUR 1,222 1,454,546

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2020
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 .................. USD 5,236 $ 5,229,455
GCI Holdings LLC, Term Loan B, 10/15/25
(b)( i )
. 4,109 4,088,455
Iridium Satellite LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 11/04/26 ..... 2,994 2,993,248
MTN Infrastructure TopCo , Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 .................. 7,699 7,574,197
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.64%
,
 04/30/27 .................. 3,335 3,333,242
TDC A/S, Facility Term Loan B3, (EURIBOR 6
Month + 3.00%), 3.00%
,
 06/04/25 ...... EUR 2,458 2,914,706
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
( i )
....................... USD 6,333 6,277,586
57,971,607
Electric Utilities — 0.4%
(f)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 01/15/25 .................. 3,154 3,106,434
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 12/13/25 . 1,582 1,547,143
Vistra Operations Co. LLC, Term Loan,
(LIBOR USD 1 Month + 1.75%), 1.89% -
1.90%
,
 12/31/25 .................. 3,568 3,529,717
8,183,294
Electrical Equipment — 0.8%
(f)
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 02/12/25 . 5,438 5,392,979
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 09/13/24 . 12,722 12,445,076
17,838,055
Entertainment — 1.5%
(f)
Creative Artists Agency LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%
,
 11/27/26 .................. 3,650 3,582,381
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 7,229 6,695,855
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.94%
,
 10/19/26 .................. 8,826 8,451,096
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 05/30/25 .................. 315 306,991
UFC Holdings LLC, 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 04/29/26 .................. 2,488 2,461,768
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.90%
,
 05/18/25 ...... 12,164 10,980,716
32,478,807
Equity Real Estate Investment Trusts (REITs) — 0.3%
(f)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 08/21/25 .................. 3,425 3,313,373
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.15%
,
 05/11/24 .. 2,438 2,340,065
5,653,438
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 1.0%
(f)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.83%
,
 05/23/25 ..... USD 2,970 $ 2,903,377
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.15%
,
 05/23/25 . 6,003 5,882,245
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.90%
,
 06/27/23 ...... 11,997 11,591,041
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 09/13/26 ...... 1,884 1,810,735
22,187,398
Food Products — 2.4%
(f)
1011778 BC Unlimited Liability Co., Term Loan
B4, 11/19/26
( i )
.................... 4,870 4,728,763
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.65%
,
 10/01/25 .................. 3,453 3,428,118
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 03/11/25 .................. 3,040 2,939,538
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.65%
,
 10/10/26 ...... 581 578,146
Chobani LLC, Term Loan, 10/25/27
( i )
....... 10,786 10,696,153
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/29/27 .................. 15,990 15,592,503
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.90%
,
 01/31/28 .................. 897 891,394
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 2 Month + 2.25%),
3.00%
,
 08/03/25 .................. 2,808 2,773,265
JBS USA LUX SA, Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 05/01/26 ...... 1,181 1,162,820
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.39%
,
 05/15/24 .................. 5,039 4,955,404
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.15%
,
 03/31/27 .................. 1,903 1,876,155
Pathway Vet Alliance LLC, Delayed Draw 1st
Lien Term Loan, 03/31/27
( i )
........... 67 65,697
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 09/23/27 .................. 2,155 2,147,587
51,835,543
Health Care Equipment & Supplies — 0.7%
(f)
Ortho-Clinical Diagnostics, Inc., Term
Loan, (EURIBOR 3 Month + 3.50%),
3.50%
,
 06/30/25 .................. EUR 2,985 3,479,439
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%
,
 12/11/26 .................. USD 11,722 11,709,388
15,188,827
Health Care Providers & Services — 4.3%
(f)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%
,
 06/30/25 . 3,735 3,725,449
Azalea TopCo , Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%), 3.65% -
3.71%
,
 07/24/26 .................. 9,645 9,406,547
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 .................. 6,646 6,561,388

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2020
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 10/10/25 . USD 7,243 $ 5,886,062
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/18/27 .................. 5,413 5,179,245
Eyecare Partners LLC, Delayed Draw 1st Lien
Term Loan, 02/18/27
( i )
............... 1,269 1,214,563
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
( i )
....................... 3,327 3,041,835
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%
,
 07/02/25 .................. 7,671 7,616,652
HomeVi , Facility Term Loan B1, (EURIBOR 3
Month + 3.00%), 3.00%
,
 10/31/26 ...... EUR 2,000 2,338,845
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 .................. USD 3,736 3,680,777
nThrive , Inc., Term Loan B2, 10/20/22
( i )
..... 2,240 2,220,914
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 08/06/26 . 11,026 10,980,133
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.39%
,
 06/30/25 .................. 10,865 10,639,349
Precision Medicine Group LLC,  Delayed Draw
Term Loan, 11/18/27
(b)( i )
.............. 810 802,504
Precision Medicine Group LLC, Term Loan,
11/18/27
(b)( i )
...................... 6,207 6,152,531
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 4,750 4,744,157
Wink Holdco, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 12/02/24 . 2,948 2,941,668
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.50%
,
 08/13/26 . 5,561 5,538,989
92,671,608
Health Care Technology — 0.4%
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24
(f)
................. 8,054 7,974,112
Hotels, Restaurants & Leisure — 4.7%
(f)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/02/26 .................. 1,696 1,592,095
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 3,950 3,953,814
Boyd Gaming Corp., Term Loan B, (LIBOR USD
1 Week + 2.25%), 2.35%
,
 09/15/23 ...... 3,254 3,203,480
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 12/23/24 .................. 5,643 5,454,807
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.65%
,
 07/21/25 .................. 7,940 7,859,330
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 . 4,844 4,662,717
Dorna Sports SL, Facility Term Loan
B2, (EURIBOR 6 Month + 3.25%),
3.25%
,
 05/03/24 .................. EUR 1,913 2,246,427
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.72%
,
 07/10/25 . USD 3,876 3,882,862
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 11/30/23 .................. USD 4,206 $ 4,099,949
Gateway Casinos & Entertainment Ltd., Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.50%
,
 12/01/23 .................. 664 618,637
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(b)
................ 740 828,328
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 8,022 7,633,419
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25
(b)
................. 2,194 2,194,000
IRB Holding Corp., 1st Lien Term Loan B,
11/19/27
( i )
....................... 14,349 14,235,356
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 8,600 8,441,689
KFC Holding Co., Term Loan B, (LIBOR USD 1
Month + 1.75%), 1.89%
,
 04/03/25 ...... 3,492 3,430,786
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 1,499 1,364,931
Playtika Holding Corp., Term Loan B, (LIBOR
USD 3 Month + 6.00%), 7.00%
,
 12/10/24 . 4,562 4,579,519
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 08/14/24 .................. 3,341 3,222,243
Silk Bidco AS, Facility Term Loan B, (EURIBOR
6 Month + 4.00%), 4.00%
,
 02/24/25 ..... EUR 2,000 1,978,008
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. USD 6,244 6,055,931
Tackle SARL, Facility Term Loan B, (EURIBOR
3 Month + 3.50%), 3.50%
,
 08/08/22 ..... EUR 1,949 2,317,978
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.89%
,
 07/31/26 ...... USD 6,397 6,285,279
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 05/30/25 .................. 1,887 1,841,797
101,983,382
Household Durables — 0.4%
(f)
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 4,538 4,251,896
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/2 7 .................. 3,835 3,816,784
8,068,680
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp., Term Loan:
(f)
(LIBOR USD 1 Month + 2.25%),
2.40%, 04/05/26 ................ 4,731 4,678,651
(LIBOR USD 1 Month + 2.00%),
2.15%, 08/12/26 ................ 4,143 4,079,793
8,758,444
Industrial Conglomerates — 2.1%
(f)
AVSC Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 03/03/25 .................. 14,254 12,563,846
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 03/31/25 ..... 8,686 8,501,169
Filtration Group Corp., Term Loan A, 03/29/25
( i )
2,401 2,390,401

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2020
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 03/02/27 ...... USD 22,032 $ 21,669,968
45,125,384
Insurance — 3.7%
(f)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.39%, 05/09/25 ................ 1,623 1,580,974
(LIBOR USD 1 Month + 3.25%),
3.40%, 05/09/25 ................ 8,768 8,541,345
AmWINS Group, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%
,
 01/25/24 .................. 7,477 7,444,418
AssuredPartners , Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.65%, 02/12/27 ................ 5,062 4,956,856
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ................ 1,525 1,523,901
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.65%
,
 08/04/25 . 6,204 6,237,382
Asurion LLC, Term Loan B4, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 08/04/22 ...... 4,725 4,701,842
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 11/03/23 ....... 6,486 6,414,432
HUB International Ltd., Term Loan, (LIBOR
USD 3 Month + 2.75%), 2.94% -
2.96%
,
 04/25/25 .................. 9,457 9,221,004
HUB International Ltd., Term Loan B2, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 04/25/25 . 1,267 1,267,223
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 09/01/27 . 5,685 5,656,575
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ................ 6,450 6,296,972
(LIBOR USD 1 Month + 4.00%),
4.15%, 09/03/26 ................ 1,779 1,756,703
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 3,541 3,538,186
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.22%, 05/16/24 ................ 10,767 10,532,499
(LIBOR USD 3 Month + 4.00%),
4.22%, 12/02/26 ................ 904 899,873
80,570,185
Interactive Media & Services — 1.7%
(f)
Adevinta ASA, Facility Term Loan B2, 10/22/27
( i )
8,221 8,205,933
Ancestry.com Inc., Term Loan, 11/24/27
( i )
.... 7,251 7,223,809
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 12,531 12,477,743
GoodRx , Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.90%
,
 10/10/25 ..... 9,570 9,400,133
37,307,618
Internet & Direct Marketing Retail — 0.4%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(f)
................. 8,779 8,697,443
IT Services — 10.8%
(f)
Ancestry.com Operations, Inc., 1st Lien Term
Loan:
(LIBOR USD 1 Month + 3.75%),
4.75%, 10/19/23 ................ 7,381 7,358,025
Security
Par (000)
Par (000) Value
IT Services (continued)
(LIBOR USD 1 Month + 4.25%),
4.40%, 08/27/26 ................ USD 1,169 $ 1,165,435
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
( i )
....................... 10,219 10,176,029
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
8.00%
,
 09/19/25 .................. 3,085 3,090,440
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 10/02/25 . 8,725 8,617,620
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.15%
,
 10/30/26 .................. 12,706 12,541,148
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 8,515 8,461,845
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 7,322 7,518,815
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%
,
 07/30/27 . 19,100 19,112,409
Go Daddy Operating Co. LLC, Term Loan
B3, (LIBOR USD 1 Month + 2.50%),
2.65%
,
 08/10/27 .................. 8,000 7,966,590
Greeneden US Holdings I LLC, Term Loan
B3, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 12/01/23 .................. 32,826 32,753,582
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 05/23/25 .................. 6,964 6,871,036
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 11/29/24 .................. 5,596 5,401,978
Mitchell International, Inc., 2nd Lien Term Loan,
12/01/25
( i )
....................... 2,100 2,024,463
Mitchell International, Inc., Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.75%
,
 11/29/24 .................. 7,414 7,291,224
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.50%
,
 08/01/25 .................. 3,080 1,928,283
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 02/12/27 ............ 8,171 7,629,850
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 2 Month +
3.00%), 4.00%
,
 11/03/23 ............. 1,221 1,212,905
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.90%
,
 03/03/23 ........... 13,826 13,629,460
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 10/09/28
(b)
..... 2,000 1,982,500
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 16,908 16,781,190
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25 .................. 4,024 3,955,518
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.90%
,
 11/16/26 ..... 6,805 6,701,428
Veritas US, Inc., Term Loan B, 09/01/25
( i )
.... 21,682 21,383,448
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%
,
 08/27/25 . 6,947 6,914,568
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 05/15/26 ...... 8,732 8,570,570

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2020
Security
Par (000)
Par (000) Value
IT Services (continued)
Zephyr Bidco Ltd., Faccility 1st Lien Term
Loan B1, (LIBOR GBP 1 Month + 4.50%),
4.29%
,
 07/23/25 .................. GBP 2,000 $ 2,609,215
233,649,574
Leisure Products — 0.2%
Hayward Industries, Inc., 1st Lien Term Loan,
08/05/24
(f)( i )
...................... USD 5,490 5,379,047
Life Sciences Tools & Services — 1.0%
(f)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/21/24 .. 1,402 1,400,733
Avantor Funding, Inc., Term Loan B4, 11/08/27
( i )
6,707 6,698,616
eResearchTechnology , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 8,882 8,867,440
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 2 Month + 4.25%),
5.25%
,
 10/19/27
(b)
................. 3,738 3,743,163
20,709,952
Machinery — 2.2%
(f)
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 01/31/24 . 622 620,552
Gates Global LLC, Term Loan B2, (LIBOR USD
1 Month + 2.75%), 3.75%
,
 04/01/24 ..... 10,881 10,772,230
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 03/01/27 .................. 7,051 6,909,510
Terex Corp., Term Loan, (LIBOR USD 2 Month
+ 2.75%), 3.50%
,
 01/31/24 ........... 1,389 1,361,073
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.36%
,
 03/28/25 ..... 23,193 22,280,591
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.57%
,
 06/30/27 ..... 6,582 6,561,003
48,504,959
Media — 6.5%
(f)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24 ..... 5,309 5,230,659
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/30/25 .................. 7,572 7,498,785
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.67% - 3.71%
,
 08/21/26 ............ 23,024 21,642,499
Cogeco Communications (USA) II LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 01/03/25 .................. 675 663,609
CSC Holdings LLC, Term Loan:
(LIBOR USD 1 Month + 2.25%),
2.39%, 07/17/25 ................ 8,245 8,027,192
(LIBOR USD 1 Month + 2.50%),
2.64%, 04/15/27 ................ 6,350 6,195,911
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 2 Month + 3.00%),
3.75%
,
 11/12/27 .................. 4,396 4,366,679
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.40%
,
 02/07/24 . 5,365 5,267,559
Intelsat Jackson Holdings SA, Facility Term
Loan, 07/13/22
(a)( i )
................. 404 411,913
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23 .................. 1,555 1,572,276
Security
Par (000)
Par (000) Value
Media (continued)
LCPR Loan Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.14%
,
 10/15/26 . USD 4,560 $ 4,560,000
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23 .................. 11,931 10,130,545
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 03/24/25 .................. 7,550 7,333,411
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 08/15/26 .................. 3,007 2,984,421
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 09/18/26 .................. 2,563 2,529,896
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26 . 9,836 9,792,720
Sinclair Television Group, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/03/24 .................. 2,212 2,154,521
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 12/17/26 . 8,127 8,016,322
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(b)
.... 16,414 16,208,706
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.64%
,
 01/31/28 .................. 5,254 5,148,192
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%
,
 12/31/28 .................. 11,214 11,079,296
140,815,112
Metals & Mining — 0.8%
(f)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.73%
,
 07/31/25 .................. 6,496 6,272,680
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 13,955 11,689,698
17,962,378
Multiline Retail — 0.1%
NMG Holding Co., Inc., Term Loan,
(LIBOR USD 3 Month + 12.00%),
13.00%
,
 09/25/25
(a)(f)
............... 1,258 1,318,857
Multi-Utilities — 0.2%
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 11/28/24
(f)
. 4,933 4,918,001
Oil, Gas & Consumable Fuels — 0.4%
(f)
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.22%
,
 02/07/25 . 6,111 5,985,141
EG Group Ltd., Facility Term Loan B, (LIBOR
USD 3 Month + 4.00%), 4.22%
,
 02/07/25 . 2,974 2,913,043
8,898,184
Personal Products — 1.0%
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 10/01/26
(f)
................. 22,346 22,314,229

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2020
Security
Par (000)
Par (000) Value
Pharmaceuticals — 2.4%
(f)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.69%
,
 05/04/25 .................. USD 6,821 $ 6,593,990
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.14%
,
 06/02/25 . 16,946 16,733,992
Catalent Pharma Solutions, Inc., Term Loan
B2, (LIBOR USD 1 Month + 2.25%),
3.25%
,
 05/18/26 .................. 6,365 6,357,347
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 08/01/27 . 4,298 4,229,291
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.10%
,
 11/15/27 .................. 4,036 3,971,279
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 08/18/22 . 13,442 13,411,653
51,297,552
Professional Services — 1.2%
Dun & Bradstreet Corp. (The), Term Loan:
(f)
 02/06/26
( i )
...................... 4,611 4,578,585
(LIBOR USD 1 Month + 3.75%),
3.89%, 02/06/26 ................ 20,539 20,394,647
24,973,232
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(f)
...... 720 696,625
Road & Rail — 1.5%
(f)
Lineage Logistics LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/27/25 . 22,453 22,313,017
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 07/13/23 . 9,301 9,247,721
31,560,738
Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 2.15%
,
 05/29/25
(f)
. 1,007 1,000,194
Software — 7.8%
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(f)( i )
...................... 11,832 11,713,718
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(f)
. 10,672 10,565,721
Castle US Holding Corp., Term Loan, 01/29/27
(f)
( i )
............................. 925 891,245
Cornerstone OnDemand , Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.40%
,
 04/22/27
(f)
................. 1,389 1,387,505
Delta Topco, Inc., 1st Lien Term Loan,
12/01/27
(f)( i )
...................... 12,108 11,986,920
Delta Topco, Inc., 2nd Lien Term Loan,
12/01/28
(f)( i )
...................... 2,084 2,090,940
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(f)
...... 6,577 5,900,393
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(j)
................. 7,971 8,088,094
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/25/27
(f)
...... 24,778 24,344,859
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.90%
,
 09/30/24
(f)
...... 10,336 10,306,500
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24
(f)
. 6,333 6,261,490
Netsmart , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(f)
. 4,800 4,760,016
Security
Par (000)
Par (000) Value
Software (continued)
Refinitiv US Holdings, Inc., Term Loan:
(f)
(EURIBOR 1 Month + 3.25%),
3.25%, 10/01/25 ................ EUR 1,589 $ 1,885,927
(LIBOR USD 1 Month + 3.25%),
3.40%, 10/01/25 ................ USD 15,374 15,272,250
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.39%
,
 08/01/25
(f)
................. 8,929 8,713,314
SolarWinds Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 02/05/24
(f)
................. 4,950 4,880,968
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25
(f)
................. 3,047 2,995,023
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 03/03/28
(f)
................. 8,670 8,691,263
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(f)
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ................ 8,132 8,077,445
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ................ 14,034 14,049,999
Ultimate Software Group, Inc. (The), 2nd Lien
Term Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(f)
................. 6,939 7,051,759
169,915,349
Specialty Retail — 2.2%
(f)
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.46%
,
 11/07/24 .. 7,438 7,307,702
CD&R Firefly Bidco Ltd., Facility Term Loan
B1, (LIBOR GBP 6 Month + 4.25%),
4.31%
,
 06/23/25 .................. GBP 2,000 2,628,892
Mavis Tire Express Services Corp., 1st Lien
Term Loan, 03/20/25
( i )
............... USD 4,460 4,331,802
Mavis Tire Express Services Corp., 1st Lien
Term Loan B2, 03/20/25
( i )
............ 4,326 4,285,465
MED ParentCo . LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 08/31/26 . 7,280 6,977,160
MED ParentCo . LP, Delayed Draw 1st Lien
Term Loan, 08/31/26
( i )
............... 1,277 1,224,190
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 08/18/21 .................. 5,335 5,044,798
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 03/11/22 ....... 16,832 16,733,536
48,533,545
Technology Hardware, Storage & Peripherals — 0.3%
(f)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.15%
,
 07/23/26 .................. 5,507 4,673,909
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/29/23 . 1,947 1,938,264
6,612,173
Trading Companies & Distributors — 1.0%
(f)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/02/25 .................. 3,987 3,893,632
HD Supply, Inc., Term Loan B5, (LIBOR USD 1
Month + 1.75%), 1.90%
,
 10/17/23 ...... 3,469 3,463,902
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 3,766 3,615,777

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2020
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . USD 12,497 $ 10,684,968
21,658,279
Wireless Telecommunication Services — 1.0%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24 .................. 5,651 4,977,746
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 05/16/24 .................. 9,763 9,660,203
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/11/25 .. 6,432 6,335,130
20,973,079
Total Floating Rate Loan Interests — 96.3%
(Cost: $2,101,660,829) ............................ 2,087,023,605
Shares
Shares
Investment Companies — 0.1%
Invesco Senior Loan ETF
(c)
............. 150,000 3,301,500
Total Investment Companies — 0.1%
(Cost: $3,267,750) ............................... 3,301,500
Beneficial Interest
(000)
Other Interests — 0.0%
(k)
Capital Markets — 0.0%
Millennium Lender Claim
(b)
.............. 15,011 —
Total Other Interests — 0.0% .......................... —
Shares
Shares
Warrants — 0.0%
Machinery — 0.0%
AFGlobal Corp. (Issued/exercisable 06/08/17, 1
share for 1 warrant, Expires 06/08/22, Strike
Price USD 0.00)
(a)(b)
................ 17,095 —
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00) ...... 3,901 $ 13,263
Total Warrants — 0.0% .............................. 13,263
Total Long-Term Investments — 98.5%
(Cost: $2,160,490,323) ............................ 2,135,656,504
Short-Term Securities — 6.2%
(l)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
.................... 126,272,971 126,272,971
JPMorgan US Treasury Plus Money Market
Fund, Agency Class, 0.03% ........... 4,850,862 4,850,862
SL Liquidity Series, LLC, Money Market Series,
0.18%
(m)*
....................... 2,287,685 2,288,372
Total Short-Term Securities — 6.2%
(Cost: $133,412,205) .............................. 133,412,205
Total Investments Before Investments Sold Short — 104.7%
(Cost: $2,293,902,528 ) ............................ 2,269,068,709
Investments Sold Short — (0.1)%
Par (000)
Pa r (000)
Corporate Bonds — (0.1)%
Diversified Telecommunication Services — (0.1)%
Zayo Group Holdings, Inc., 4.00%
,
03/01/27 .. USD 2,000 (1,989,780)
Total Corporate Bonds — (0.1)%
(Proceeds: $(1,982,864) ........................... (1,989,780)
Total Investments Sold Short — (0.1)%
(Proceeds: $1,982,864) ............................ (1,989,780)
Total Investments Net of Investments Sold Short — 104.6%
(Cost: $2,291,919,664 ) ............................ 2,267,078,929
Liabilities in Excess of Other Assets — (4.6)% ............. (99,132,572)
Net Assets — 100.0% ............................... $ 2,167,946,357
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Convertible security.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)
Fixed rate.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
08/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/20
Shares
Held at
11/30/20
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 126,307,725 $ — $ (34,754) $ — $ — $ 126,272,971 126,272,971 $ 12,910 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 2,288,525 — (153) — 2,288,372 2,287,685 451
(b)
—
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... — 31,183,912 (31,236,809) 52,897 — — — — —
$ 52,744 $ — $ 128,561,343 $ 13,361 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 11,079,500 USD 13,195,684 Goldman Sachs International 12/03/20 $ 20,798
EUR 190,733 USD 222,148 HSBC Bank plc 12/03/20 5,373
USD 13,268,765 EUR 11,079,500 UBS AG 01/06/21 35,964
USD 5,119,557 GBP 3,831,000 BNP Paribas SA 01/06/21 8,990
71,125
EUR 11,079,500 USD 13,253,298 UBS AG 12/03/20 (36,816)
GBP 3,831,000 USD 5,116,658 BNP Paribas SA 12/03/20 (9,327)
USD 13,154,557 EUR 11,231,500 Goldman Sachs International 12/03/20 (243,242)
USD 13,123,783 EUR 11,231,500 UBS AG 12/03/20 (274,017)
USD 1,051,799 GBP 813,992 Barclays Bank plc 12/03/20 (33,382)
USD 3,912,289 GBP 3,025,000 State Street Bank and Trust Co. 12/03/20 (120,516)
USD 13,209,844 EUR 11,079,500 Goldman Sachs International 01/06/21 (22,957)
(740,257)
$ (669,132)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.35.V1 ..... 5.00 % Quarterly 12/20/25 BB- USD 74,950 $ 7,434,677 $ 2,905,036 $ 4,529,641
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviations
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Commercial Services & Supplies ............................. $ — $ — $ 340,168 $ 340,168
Construction & Engineering ................................ 601,004 — — 601,004
Energy Equipment & Services .............................. — — 154,594 154,594
Health Care Providers & Services ............................ — — 72 72
Machinery ............................................ — 43,080 — 43,080
Media ............................................... 725,614 — — 725,614
Oil, Gas & Consumable Fuels ............................... 172,640 — — 172,640
Professional Services .................................... — 905,688 — 905,688
Software ............................................. 5,155 — — 5,155
Corporate Bonds:
Airlines .............................................. — 17,348,113 — 17,348,113
Building Products ....................................... — 6,124,362 — 6,124,362
Chemicals ............................................ — 186,900 — 186,900
Distributors ........................................... — 2,289,000 — 2,289,000
Diversified Telecommunication Services ........................ — 1,989,780 — 1,989,780
Energy Equipment & Services .............................. — — 1,906,316 1,906,316
Machinery ............................................ — 3,977,500 — 3,977,500
Media ............................................... — 2,723,575 — 2,723,575
Software ............................................. — 4,034,781 — 4,034,781
Specialty Retail ........................................ — 903,404 — 903,404
Wireless Telecommunication Services ......................... — 886,390 — 886,390
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 34,152,234 — 34,152,234
Airlines .............................................. — 22,946,196 — 22,946,196
Auto Components ...................................... — 29,251,362 — 29,251,362
Automobiles .......................................... — — 8,617,071 8,617,071
Building Products ....................................... — 23,316,677 — 23,316,677

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2020
Level 1 Level 2 Level 3 Total
Capital Markets ........................................ $ — $ 50,283,547 $ 2,268,600 $ 52,552,147
Chemicals ............................................ — 62,541,762 12,753,900 75,295,662
Commercial Services & Supplies ............................. — 79,458,369 9,210,106 88,668,475
Construction & Engineering ................................ — 15,519,442 — 15,519,442
Construction Materials .................................... — 21,490,778 — 21,490,778
Containers & Packaging .................................. — 57,910,072 — 57,910,072
Distributors ........................................... — 2,304,116 — 2,304,116
Diversified Consumer Services .............................. — 54,910,805 — 54,910,805
Diversified Financial Services ............................... — 107,722,775 8,180,909 115,903,684
Diversified Telecommunication Services ........................ — 53,883,152 4,088,455 57,971,607
Electric Utilities ........................................ — 8,183,294 — 8,183,294
Electrical Equipment ..................................... — 17,838,055 — 17,838,055
Entertainment ......................................... — 32,478,807 — 32,478,807
Equity Real Estate Investment Trusts (REITs) .................... — 5,653,438 — 5,653,438
Food & Staples Retailing .................................. — 22,187,398 — 22,187,398
Food Products ......................................... — 51,835,543 — 51,835,543
Health Care Equipment & Supplies ........................... — 15,188,827 — 15,188,827
Health Care Providers & Services ............................ — 85,716,573 6,955,035 92,671,608
Health Care Technology .................................. — 7,974,112 — 7,974,112
Hotels, Restaurants & Leisure .............................. — 98,961,054 3,022,328 101,983,382
Household Durables ..................................... — 8,068,680 — 8,068,680
Independent Power and Renewable Electricity Producers ............ — 8,758,444 — 8,758,444
Industrial Conglomerates .................................. — 45,125,384 — 45,125,384
Insurance ............................................ — 80,570,185 — 80,570,185
Interactive Media & Services ............................... — 37,307,618 — 37,307,618
Internet & Direct Marketing Retail ............................ — 8,697,443 — 8,697,443
IT Services ........................................... — 231,667,074 1,982,500 233,649,574
Leisure Products ....................................... — 5,379,047 — 5,379,047
Life Sciences Tools & Services .............................. — 16,966,789 3,743,163 20,709,952
Machinery ............................................ — 48,504,959 — 48,504,959
Media ............................................... — 124,606,406 16,208,706 140,815,112
Metals & Mining ........................................ — 17,962,378 — 17,962,378
Multiline Retail ......................................... — 1,318,857 — 1,318,857
Multi-Utilities .......................................... — 4,918,001 — 4,918,001
Oil, Gas & Consumable Fuels ............................... — 8,898,184 — 8,898,184
Personal Products ...................................... — 22,314,229 — 22,314,229
Pharmaceuticals ....................................... — 51,297,552 — 51,297,552
Professional Services .................................... — 24,973,232 — 24,973,232
Real Estate Management & Development ....................... — 696,625 — 696,625
Road & Rail ........................................... — 31,560,738 — 31,560,738
Semiconductors & Semiconductor Equipment .................... — 1,000,194 — 1,000,194
Software ............................................. — 169,915,349 — 169,915,349
Specialty Retail ........................................ — 48,533,545 — 48,533,545
Technology Hardware, Storage & Peripherals .................... — 6,612,173 — 6,612,173
Trading Companies & Distributors ............................ — 21,658,279 — 21,658,279
Wireless Telecommunication Services ......................... — 20,973,079 — 20,973,079
Investment Companies .................................... 3,301,500 — — 3,301,500
Warrants .............................................. 13,263 — — 13,263
Short-Term Securities ....................................... 131,123,833 — — 131,123,833
Unfunded Floating Rate Loan Interests
(a)
.............................. — 3,654 — 3,654
Liabilities:
Investments Sold Short .................................... — (1,989,780) — (1,989,780)
Unfunded Floating Rate Loan Interests
(a)
.............................. — (5,802) — (5,802)
Subtotal ....................................................
$ 135,943,009 $ 2,049,413,477 $ 79,431,923 $ 2,264,788,409
Investments Valued at NAV
(b)
...................................... 2,288,372
$ —
Total Investments .............................................. $ 2,267,076,781
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 4,529,641 $ — $ 4,529,641
Foreign currency exchange contracts ............................ — 71,125 — 71,125
Liabilities:
Foreign currency exchange contracts ............................ — (740,257) — (740,257)
$ — $ 3,860,509 $ — $ 3,860,509

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2020
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests Total
Investments:
Assets:
Opening balance, as of August 31, 2020 ............................................................. $ 494,834 $ 1,913,450 $ 73,986,503 $ 76,394,787
Transfers into level 3
(a)
........................................................................ — — 29,330,078 29,330,078
Transfers out of level 3
(b)
....................................................................... — — (43,010,089) (43,010,089)
Accrued discounts/premiums ..................................................................... — 11,706 30,950 42,656
Net realized gain (loss) ........................................................................ — 5,132 (116,480) (111,348)
Net change in unrealized appreciation (depreciation)
(c)
.................................................... — (25,765) 1,321,064 1,295,299
Purchases ................................................................................. — 649,240 29,896,084 30,545,324
Sales .................................................................................... — (647,447) (14,407,337) (15,054,784)
Closing balance, as of November 30, 2020 ............................................................
$ 494,834 $ 1,906,316 $ 77,030,773 $ 79,431,923
Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2020
(c)
.....................
$ — $ (25,765) $ 1,129,482 $ 1,103,717
(a)
As of August 31, 2020, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)
As of August 31, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.